Related party transactions - Schedule of Significant Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Acquisition under common control	¥ 574,826
Disposal gain of an investment				¥ 378,679
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Acquisition under common control		¥ 574,826	¥ 0	0
Content costs charged by Tencent		249,536	539,451	485,988
Operation support services provided by Tencent		142,372	225,808	370,393
Advertising, sub-licensing and other revenues from Tencent		118,844	22,073	80,302
Disposal gain of an investment		0	0	360,589
Others		6,422	12,867	14,617
JOYY Inc [Member]
Related Party Transaction [Line Items]
Operation support services provided by Tencent		468	351	2,543
Purchase of services by JOYY on behalf of Huya	¥ 0	0	502	268
Tencents Related Parties [Member]
Related Party Transaction [Line Items]
Content costs and revenue sharing fees charged by Tencent and Huya's related parties		61,272	100,627	102,311
Advertising, sub-licensing and other revenues from Tencent and Huya's related parties		23,902	13,072	188,209
Others		¥ 29,178	¥ 18,213	¥ 21,013